Impaired Loans, Segregated by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 13,079,000	$ 13,592,000
Recorded Investment With No Allowance	2,835,000	2,513,000
Recorded Investment With Allowance	10,243,082	11,079,526
Total Recorded Investment	13,079,000	13,592,000
Related Allowance	2,024,754	2,296,603
Average Recorded Investment	13,335,000	14,007,000
Real Estate Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12,888,000	11,248,000
Recorded Investment With No Allowance	2,684,000	2,275,000
Recorded Investment With Allowance	10,204,000	8,973,000
Total Recorded Investment	12,888,000	11,248,000
Related Allowance	1,985,000	1,225,000
Average Recorded Investment	12,068,000	12,644,000
Real Estate Loans | Land Development and Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	92,000	136,000
Recorded Investment With No Allowance		25,000
Recorded Investment With Allowance	92,000	111,000
Total Recorded Investment	92,000	136,000
Related Allowance	92,000	103,000
Average Recorded Investment	114,000	278,000
Real Estate Loans | Farmland
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	798,000	352,000
Recorded Investment With No Allowance	104,000	220,000
Recorded Investment With Allowance	694,000	132,000
Total Recorded Investment	798,000	352,000
Related Allowance	108,000	24,000
Average Recorded Investment	575,000	720,000
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,554,000	1,866,000
Recorded Investment With No Allowance	1,685,000	1,054,000
Recorded Investment With Allowance	869,000	812,000
Total Recorded Investment	2,554,000	1,866,000
Related Allowance	143,000	202,000
Average Recorded Investment	2,210,000	2,111,000
Real Estate Loans | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	9,444,000	8,894,000
Recorded Investment With No Allowance	895,000	976,000
Recorded Investment With Allowance	8,549,000	7,918,000
Total Recorded Investment	9,444,000	8,894,000
Related Allowance	1,642,000	896,000
Average Recorded Investment	9,169,000	9,535,000
Business Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		2,224,000
Recorded Investment With No Allowance		118,000
Recorded Investment With Allowance		2,106,000
Total Recorded Investment		2,224,000
Related Allowance		1,072,000
Average Recorded Investment		1,197,000
Business Loans | Commercial and Industrial Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	70,000	2,224,000
Recorded Investment With No Allowance	30,000	118,000
Recorded Investment With Allowance	40,000	2,106,000
Total Recorded Investment	70,000	2,224,000
Related Allowance	40,000	1,072,000
Average Recorded Investment	1,147,000	1,195,000
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		2,000
Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	121,000	120,000
Recorded Investment With No Allowance	121,000	120,000
Total Recorded Investment	121,000	120,000
Average Recorded Investment	120,000	166,000
Consumer Loans | Other Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	70,000	120,000
Recorded Investment With No Allowance	30,000	120,000
Recorded Investment With Allowance	40,000
Total Recorded Investment	70,000	120,000
Related Allowance	40,000
Average Recorded Investment	$ 1,147,000	$ 166,000